[CHAPMAN AND CUTLER LETTERHEAD]

March 1, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:     Innovator ETFs Trust
          (Registration Nos. 333-146827 and 811-22135)

Ladies and Gentlemen:

On behalf of the Innovator ETFs Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for Innovator S&P 500 Buffer ETF – April, Innovator S&P 500 Power Buffer ETF – April, Innovator S&P 500 Ultra Buffer ETF – April, Innovator S&P 500 Buffer ETF – May, Innovator S&P 500 Power Buffer ETF – May, Innovator S&P 500 Ultra Buffer ETF – May, Innovator S&P 500 Buffer ETF – June, Innovator S&P 500 Power Buffer ETF – June, Innovator S&P 500 Ultra Buffer ETF – June, Innovator S&P 500 Buffer ETF – July, Innovator S&P 500 Power Buffer ETF – July, Innovator S&P 500 Ultra Buffer ETF – July, Innovator S&P 500 Buffer ETF – August, Innovator S&P 500 Power Buffer ETF – August, Innovator S&P 500 Ultra Buffer ETF – August, Innovator S&P 500 Buffer ETF – September, Innovator S&P 500 Power Buffer ETF – September, Innovator S&P 500 Ultra Buffer ETF – September, Innovator S&P 500 Buffer ETF – October, Innovator S&P 500 Power Buffer ETF – October, Innovator S&P 500 Ultra Buffer ETF – October, Innovator S&P 500 Buffer ETF – November, Innovator S&P 500 Power Buffer ETF – November, Innovator S&P 500 Ultra Buffer ETF – November, Innovator S&P 500 Buffer ETF – December, Innovator S&P 500 Power Buffer ETF – December, and Innovator S&P 500 Ultra Buffer ETF – December, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 560 was filed electronically with the Securities and Exchange Commission on March 1, 2021.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

Very truly yours, Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L Draney